Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.'s shareholders for basic/dilutive net income per share calculation	$ 1,645,782	¥ 10,707,939	¥ 11,604,520	¥ 6,735,108
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,290,312	3,290,312	3,281,729	3,284,382
Dilutive effect of employee stock options and restricted share units	25,166	25,166	25,380	20,831
Weighted average number of ordinary shares outstanding, diluted	3,315,478	3,315,478	3,307,109	3,305,213
Net income per share, basic | (per share)	$ 0.50	¥ 3.25	¥ 3.54	¥ 2.05
Net income per share, diluted | (per share)	$ 0.50	¥ 3.23	¥ 3.51	¥ 2.04
Anti-dilutive ordinary shares and restricted share units excluded from the calculation of diluted net income per share	3,800	3,800	2,700	2,100